Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities [abstract]
Balance, beginning	$ 9	$ 0	$ 54
Add:
Excess of subscription price over fair value of flow through common shares		12
Less:
Income tax recovery	(9)	(3)	(54)
Balance, ending	$ 0	$ 9	$ 0